Property Plant and Equipment - Useful life, PPE (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment
Remaining useful life of PPE	17 years
Acquired vessels used term			8 years
Maximum
Disclosure of detailed information about property, plant and equipment
Salvage Value	€ 15
Vessels and furnished equipment
Disclosure of detailed information about property, plant and equipment
Useful life of PPE	25 years
Drydock
Disclosure of detailed information about property, plant and equipment
Remaining useful life of PPE	5 years
Useful life of PPE	5 years
Cars
Disclosure of detailed information about property, plant and equipment
Useful life of PPE	5 years
Other fixtures and fittings | Minimum
Disclosure of detailed information about property, plant and equipment
Useful life of PPE	2 years
Other fixtures and fittings | Maximum
Disclosure of detailed information about property, plant and equipment
Useful life of PPE	3 years
Vessels
Disclosure of detailed information about property, plant and equipment
Remaining useful life of PPE			17 years
Useful life of PPE	25 years	25 years
Acquired vessels used term	8 years
Operating Vessels Wind Scylla
Disclosure of detailed information about property, plant and equipment
Remaining useful life of PPE	17 years
Wind Zaratan
Disclosure of detailed information about property, plant and equipment
Remaining useful life of PPE	14 years